Significant accounting policies, judgements, estimates and assumptions - Significant judgement: accounting for interests in other entities (Details) - Rosneft - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Voting shares held in associate	19.75%
Proportion of Economic Interest in Associate	22.03%	19.75%
JSC Rosneftegaz
Disclosure of associates [line items]
Voting shares held in associate	40.40%	50.00%
Number of shares owned in addition to proportion of voting shares owned (in shares)		1